GMO International Developed Equity Allocation Fund Average Annual Total Returns			12 Months Ended	47 Months Ended	60 Months Ended	120 Months Ended	223 Months Ended
		Feb. 28, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class III
Prospectus [Line Items]
Average Annual Return, Percent			10.64%		6.95%	5.47%	4.44%
Performance Inception Date		Jun. 05, 2006
Class III | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			9.28%		5.50%	4.45%	3.39%
Class III | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			7.12%		5.17%	4.24%	3.44%
Class III | MSCI EAFE Index (Fund benchmark) (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		3.82%		4.73%	5.20%	3.87%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent			10.64%	5.94%
Performance Inception Date		Jan. 22, 2021
Class R6 | MSCI EAFE Index (Fund benchmark) (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		3.82%	3.39%

[1]	MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.